Fair Value of Financial Instruments (Information on the Investments where NAV Per Share is Calculated) (Details) In Billions	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2011 Hedge Funds [Member] USD ($)		Mar. 31, 2011 Hedge Funds [Member] JPY (¥)		Mar. 31, 2010 Hedge Funds [Member] JPY (¥)		Mar. 31, 2011 Venture Capital Funds [Member] USD ($)		Mar. 31, 2011 Venture Capital Funds [Member] JPY (¥)		Mar. 31, 2010 Venture Capital Funds [Member] JPY (¥)		Mar. 31, 2011 Private Equity [Member] USD ($)		Mar. 31, 2011 Private Equity [Member] JPY (¥)		Mar. 31, 2010 Private Equity [Member] JPY (¥)		Mar. 31, 2011 Real Estate Funds [Member] USD ($)		Mar. 31, 2011 Real Estate Funds [Member] JPY (¥)		Mar. 31, 2010 Real Estate Funds [Member] JPY (¥)
Fair Value	$ 1.99	[1]	¥ 165.00	[1]	¥ 229.00	[1]	$ 1.10	[1]	¥ 91.00	[1]	¥ 156.00	[1]	$ 0.02	[1]	¥ 2.00	[1]	¥ 2.00	[1]	$ 0.77	[1]	¥ 64.00	[1]	¥ 59.00	[1]	$ 0.10	[1]	¥ 8.00	[1]	¥ 12.00	[1]
Unfunded Commitments	$ 0.46	[2]	¥ 38.00	[2]	¥ 39.00	[2]	$ 0	[2]	¥ 0	[2]	¥ 1.00	[2]	$ 0	[2]	¥ 0	[2]	¥ 0	[2]	$ 0.28	[2]	¥ 23.00	[2]	¥ 24.00	[2]	$ 0.18	[2]	¥ 15.00	[2]	¥ 14.00	[2]
Redemption Frequency							Weekly/Monthly	[3]	Weekly/Monthly	[3]	Weekly/Monthly	[3]	—	[3]	—	[3]	—	[3]	Quarterly	[3]	Quarterly	[3]	Quarterly	[3]	—	[3]	—	[3]	—	[3]
Redemption Notice Period							Same day-95 days	[4]	Same day-95 days	[4]	1-90 days	[4]	—	[4]	—	[4]	—	[4]	30 days	[4]	30 days	[4]	30 days	[4]	—	[4]	—	[4]	—	[4]

[1]	Fair value generally determined using NAV per share as a practical expedient.
[2]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[3]	The range in frequency with which Nomura can redeem investments.
[4]	The notice period required to be provided before redemption is possible.